Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable, Net [Line Items]
Accounts receivables, net	$ 6,766	$ 12,326
Bitcoin [Member]
Accounts Receivable, Net [Line Items]
Accounts receivables, net	$ 4,570	$ 9,670